Borrowings (Details 4) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Evolution of borrowing [RollForward]
Balance at the beginning of the year	[1]	$ 321,463	$ 260,661
Borrowings		47,233	34,649	$ 58,324
Payment of borrowings		(40,141)	(32,092)	(39,155)
Collection / (Payment) of short term loans, net		(709)	587
Interests paid		(15,189)	(12,423)	(11,660)
Deconsolidation (see Note 4.I.)			(33,153)
Accrued interests		15,549	13,645
Changes in fair value of third-party loans		(19)	177
Loans received from associates and joint ventures, net		45	6
Cumulative translation adjustment and exchange differences, net		(14,480)	89,750
Inflation adjustment		(1,224)	(344)
Balance at the end of the year	[1]	$ 312,528	$ 321,463	$ 260,661

[1]	Includes Ps. 275,422 and Ps. 281,293 as of June 30, 2019 and 2018, respectively, corresponding to the Operations Center in Israel.